Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2010
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
(15) Related Party Balances and Transactions
The principal related party balances and transactions as of and for the years ended December 31, 2009 and 2010 are as follows:
a) Amounts due from related parties:

	As of December 31,
	2009	2010
	RMB	RMB
Amount due from an affiliate (i)	500	20,000
Amounts due from directors/officers (i)	3,637	—
Amounts due from noncontrolling shareholders (ii)	21,200	20,000

Total	25,337	40,000

b) Amounts due to related parties:

	As of December 31,
	2009	2010
	RMB	RMB
Amount due to an affiliate (i)	17,231	—
Amount due to a shareholder (i)	325	—
Amounts due to noncontrolling shareholders (iii)	1,718	37,800

Total	19,274	37,800

(i)
The amount due from/to an affiliate, amounts due from directors/officers and amount due to a shareholder were unsecured, interest-free and repayable on demand. As of December 31, 2010, amount due from an affiliate represents RMB20,000 receivable from a subsidiary of Sincere Fame. This amount was subsequently settled on January 4, 2011.

(ii)
Amounts due from noncontrolling interests were unsecured, interest free and repayable on demand. The amounts represented RMB20,000 receivable from Mr. Keping Lin (“Mr. Lin”) who committed to inject to Datong as working capital unilaterally within two years on the completion of selling Beijing Fanhua Datong Investment Management Co., Ltd. (“Datong Investment”) to the Group. Such commitment has been cancelled subsequent to year ended December 31, 2010 on selling of Datong Investment on March 25, 2011.

(iii)
As of December 31, 2010, included in amount due to noncontrolling shareholders was RMB30,000 payable to Mr. Lin, the selling shareholder of Datong Investment as Datong Investment met the year 2010 performance target. Such contingent consideration payable has been subsequently settled in 2011. The amount was unsecured, interest-free and repayable demand.

c) A subsidiary of the Company paid service charges of RMB807 and Nil to an affiliate for the year ended December 31, 2009 and 2010, respectively.